Restricted Net Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
RESTRICTED NET ASSETS [Abstract]
Portion of net after-tax income to be allocated to statutory surplus reserve fund	10.00%
Percentage rate of registered capital, reserve funds reached, appropriation not required	50.00%
Restricted net assets, amount	$ 428.5